UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2009
                                                     ------------------------

Check here if Amendment [  ];  Amendment Number:
                                                     ------------------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisors, LLC
                -------------------------------------------------------------
Address:        49 Union Street
                -------------------------------------------------------------
                Manchester, MA 01944
                -------------------------------------------------------------

Form 13F File Number:         28-10779
                              --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
                -----------------------------------------------------------
Title:          President
                -----------------------------------------------------------
Phone:          978-704-6200
                -----------------------------------------------------------

Signature, Place and Date of Signing:


 /s/ George Putnam, III        Manchester, MA          November 13, 2009
------------------------  -----------------------    ---------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  50
                                                 --------------------
Form 13F Information Table Value Total:                $167,252
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                        Title                      Value               Investment   Other       Voting Authority
Name of Issuer                         of Class       Cusip       ($1000)      Shares  Discretion  Managers    Sole   Shared  None
--------------                         --------       -----       -------      ------  ----------  --------    ----   ------  ----

ABOVENET INC                           COMMON       00374N107     4,119        84,484      SOLE      NONE       84,484
ALCATEL-LUCENT                          ADR         013904305     5,761     1,283,020      SOLE      NONE    1,283,020
AMR CORP                               COMMON       001765106     2,619       329,424      SOLE      NONE      329,424
ARMSTRONG WORLD INDUSTRIES, INC        COMMON       04247X102     5,268       152,877      SOLE      NONE      152,877
BON-TON STORES INC                     COMMON       09776J101       255        35,000      SOLE      NONE       35,000
BROCADE COMMUNICATIONS SYSTEMS, INC    COMMON       111621306     4,114       523,421      SOLE      NONE      523,421
CALPINE CORPORATION                    COMMON       131347304     2,954       256,427      SOLE      NONE      256,427
CONEXANT SYSTEMS INC                   COMMON       207142308       733       267,453      SOLE      NONE      267,453
CONTINENTAL AIRLINES INC                CL B        210795308     2,505       152,354      SOLE      NONE      152,354
DDI CORP                               COMMON       233162502     1,469       345,553      SOLE      NONE      345,553
DELTA AIR LINES, INC                   COMMON       247361702     6,083       678,931      SOLE      NONE      678,931
EXIDE TECHNOLOGIES                     COMMON       302051206     5,501       690,263      SOLE      NONE      690,263
FEDERAL MOGUL CORP                     COMMON       313549404     4,043       334,979      SOLE      NONE      334,979
FIFTH THIRD BANCORP                    COMMON       316773100     3,647       360,000      SOLE      NONE      360,000
FLEXTRONICS INTERNATIONAL LTD           ORD         Y2573F102     1,382       185,000      SOLE      NONE      185,000
GLOBAL CROSSING LTD                    COMMON       G3921A175     5,226       365,466      SOLE      NONE      365,466
GLOBAL INDS LTD                        COMMON       379336100       942        99,175      SOLE      NONE       99,175
THE GOODYEAR TIRE & RUBBER COMPANY     COMMON       382550101     2,700       158,525      SOLE      NONE      158,525
HARMONIC INC                           COMMON       413160102     1,574       235,565      SOLE      NONE      235,565
HUNTSMAN CORPORATION                   COMMON       447011107     3,694       405,459      SOLE      NONE      405,459
IBASIS INC                             COMMON       450732201       706       333,098      SOLE      NONE      333,098
ING PRIME RATE TR MUTUAL FUND        SH BEN INT     44977W106     3,356       676,700      SOLE      NONE      676,700
JDS UNIPHASE CORPORATION               COMMON       46612J507     3,710       521,742      SOLE      NONE      521,742
KEY ENERGY SERVICES INC                COMMON       492914106     3,809       437,865      SOLE      NONE      437,865
KEYCORP                                COMMON       493267108     3,058       470,500      SOLE      NONE      470,500
LENNAR CORPORATION                      CL A        526057104     6,407       449,634      SOLE      NONE      449,634
MINDSPEED TECHNOLOGIES, INC            COMMON       602682205       910       315,958      SOLE      NONE      315,958
NEWPARK RES INC                        COMMON       651718504     2,367       737,373      SOLE      NONE      737,373
OCLARO INC                             COMMON       67555N107     3,374     3,067,370      SOLE      NONE    3,067,370
OWENS CORNING                          COMMON       690742101     4,585       204,229      SOLE      NONE      204,229
WTS/OWENS CORNING INC. 45.2500
 EXP10/31/2013 SERIES B                 WTS         690742127        79        45,417      SOLE      NONE       45,417
PARKER DRILLING CO                     COMMON       701081101     2,835       519,141      SOLE      NONE      519,141
PORTLAND GENERAL ELECTRIC CO           COMMON       736508847     2,736       138,752      SOLE      NONE      138,752
PRECISION DRILLING TRUST              TR UNIT       740215108     3,061       461,664      SOLE      NONE      461,664
QWEST COMMUNICATIONS INT'L INC         COMMON       749121109     4,101     1,076,262      SOLE      NONE    1,076,262
RCN CORPORATION                        COMMON       749361200     1,574       169,300      SOLE      NONE      169,300
REGIONS FINANCIAL CORPORATION          COMMON       7591EP100     4,002       644,400      SOLE      NONE      644,400
REVLON INC                              CL A        761525609       762       156,836      SOLE      NONE      156,836
SERACARE LIFE SCIENCES, INC            COMMON       81747T104        37        15,179      SOLE      NONE       15,179
SOLUTIA INC                            COMMON       834376501    13,023     1,124,614      SOLE      NONE    1,124,614
SUNTRUST BANKS INC                     COMMON       867914103     3,494       154,959      SOLE      NONE      154,959
SYNOVUS FINANCIAL CORPORATION          COMMON       87161C105     2,942       784,500      SOLE      NONE      784,500
TELLABS INC                            COMMON       879664100     3,305       477,562      SOLE      NONE      477,562
TERADYNE INC                           COMMON       880770102     5,259       568,573      SOLE      NONE      568,573
UAL CORPORATION                        COMMON       902549807     4,927       534,350      SOLE      NONE      534,350
US AIRWAYS GROUP INC                   COMMON       90341W108     8,505     1,809,632      SOLE      NONE    1,809,632
USG CORP (NEW)                         COMMON       903293405     1,961       114,145      SOLE      NONE      114,145
VISHAY INTERTECHNOLOGY                 COMMON       928298108     5,306       671,600      SOLE      NONE      671,600
ZHONE TECHNOLOGIES INC                 COMMON       98950P108     1,360     2,719,944      SOLE      NONE    2,719,944
ZILOG INC                              COMMON       989524301     1,112       429,433      SOLE      NONE      429,433

                                                                167,252
